SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

20     SEGMENT INFORMATION

The Company has organized its operations into two segments: Adult Training and Kid Training, which reflects the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”). The Company's CODM has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

It is not practicable to restate the information for year ended December 31, 2017 due to that the Kid Training business was launched by the end of 2015 and the company’s internal operation structure, personnel structure and financial reporting structure was not setup to support the segments separately until early 2018, therefore the management determines that it applies to the practicality exception and does not present the numbers of year ended December 31, 2017.

Revenues, cost of revenues, and gross profit by segment for the years ended December 31, 2018 and 2019 were as follows.

	Year Ended December 31, 2019
	Adult	Kid
	Training	Training	Total
	RMB	RMB	RMB
Revenue	1,527,185	524,169	2,051,354
Cost	(627,765)	(546,069)	(1,173,834)
Gross profit (loss)	899,420	(21,900)	877,520

	Year Ended December 31, 2018
	Adult Training	Kid Training	Total
	RMB	RMB	RMB

Revenue	1,915,446	169,925	2,085,371
Cost	(690,252)	(228,297)	(918,549)
Gross profit (loss)	1,225,194	(58,372)	1,166,822